Significant Accounting Policies - Schedule of Potential Common Stock Outstanding (Details) - shares	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Public Warrant [Member]
Schedule of Potential Common Stock Outstanding [Abstract]
Potential Common Stock outstanding	2,214,993	2,214,993